Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of reconciliation of the provision computed at the federal statutory rate to the provision for income taxes
A reconciliation of the provision computed at the federal statutory rate to the provision for income taxes included in the accompanying statements of operations for the Company is as follows.

	For the Years Ended
	December 31, 2021	December 31, 2020
Income tax provision at statutory rate	21%	21%
State income taxes, net of federal benefit	5%	6%
Interest expense	-3%	0%
Loss on extinguishment of debt	-4%	0%
Other	-%	-3%
Change in valuation allowance	-19%	-24%

Effective income tax rate	0%	0%

Schedule of net deferred tax assets
The tax effects of temporary differences and carryforwards that give rise to significant portions of the net deferred tax assets are presented below:

	For the Years Ended
	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$4,172	$2,607
Derivative liability	—	81
Research and development credits	98	61
Lease liability	198	—
Other temporary differences	63	56

Total deferred tax assets	4,531	2,805
Valuation allowance	(4,339)	(2,724)

Deferred tax assets recognized	192	81

Deferred tax liabilities:
Debt discount	—	(81)
Right-of-use assets	(192)	—

Total deferred tax liabilities	(192)	(81)

Net deferred tax assets	$—	$—

Schedule of reconciliation of the beginning and ending amount of gross unrecognized tax positions
A reconciliation of the beginning and ending amount of gross unrecognized tax positions is as follows:

	For the Years Ended
	December 31, 2021	December 31, 2020
Unrecognized tax benefits, beginning of year	$33	$26
Additions related to current year tax positions	20	7

Net deferred tax assets	$53	$33